Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs ETF Trust for the reporting period ending August 31, 2024:

Item B.23. Rule 19a-1 notice (management investment companies only):

a.	This item was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs Nasdaq-100 Core Premium Income ETF

Series identification number: S000081510

Series Name: Goldman Sachs S&P 500 Core Premium Income ETF

Series identification number: S000081511

Other than the update noted above, no other modifications were made to the filing as initially submitted on November 14, 2024 (Accession No. 0001752724-24-250645).